PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
Property, plant, and equipment were as follows:

	December 31,
(Dollars in thousands)	2014	2013
Land and land improvements	$26,358	$30,547
Building and leasehold improvements	111,812	154,521
Machinery, equipment, and other	1,082,030	1,301,368
Construction-in-progress	14,401	37,100
Property, plant, and equipment, gross	1,234,601	1,523,536
Accumulated depreciation	(704,064)	(780,590)
Property, plant, and equipment, net	$530,537	$742,946